Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Promissorynote Bank	Dec. 31, 2024 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 44,848	$ 39,740
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 100,000
Cash management advances, maturity period	90 days
Cash management advances, available borrowing amount	$ 100,000
FRB available borrowing amount	$ 41,891
Number of promissory notes payable to related parties | Promissorynote	6
Scheduled Repayments of FHLB Advances [Abstract]
2026	$ 13,045
2027	22,908
2028	1,397
2029	1,349
2030	1,733
Thereafter	4,416
Other borrowings	$ 44,848	$ 39,740
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	4.91%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	4.03%	4.02%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 410,568
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	39,118
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	3,118
Cash management advances, maximum borrowing amount	250,501
Cash management advances, available borrowing amount	156,254
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	42,247	$ 37,239
Scheduled Repayments of FHLB Advances [Abstract]
2026	10,444
2027	22,908
2028	1,397
2029	1,349
2030	1,733
Thereafter	4,416
Other borrowings	42,247	37,239
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 2,601	2,501
Maturity date of promissory notes issued	Nov. 18, 2026
Notes payable to related parties	$ 2,601	$ 2,501
Notes Payable, Related Party, Type [Extensible Enumeration]	Promissory Notes [Member]	Promissory Notes [Member]
Notes payable to other banks	$ 0	$ 0
Scheduled Repayments of FHLB Advances [Abstract]
2026	2,601
2027	0
2028	0
2029	0
2030	0
Thereafter	0
Other borrowings	$ 2,601	$ 2,501
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	4.25%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	4.60%
Promissory Notes [Member] | Weighted Average [Member]
Other Borrowed Funds [Abstract]
Weighted average interest rate	4.49%	4.71%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 0
Cash management advances, maximum borrowing amount	25,000
Cash management advances, available borrowing amount	$ 25,000
Number of correspondent banks with federal funds line of credit | Bank	2
Letters of credit issued	$ 52,000	$ 58,500